INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses carryforwards	$ 4,448,794	$ 2,903,728
Allowance for doubtful accounts of accounts receivable	63,357	193,032
Allowance for doubtful accounts of prepayments	15,605	3,971
Allowance for doubtful accounts of other current assets	11,381	1,668
Less: Allowance on deferred tax assets	$ (4,539,137)	$ (3,102,399)